Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings

	2021	2020
	£’000	£’000
Senior secured notes	304,474	340,417
Secured term loan facility	160,575	179,593
Revolving facilities	60,000	—
Accrued interest on senior secured notes and revolving facilities	5,187	5,605
	530,236	525,615
Less: non-current portion
Senior secured notes	304,474	340,417
Secured term loan facility	160,575	179,593
Non-current borrowings	465,049	520,010
Current borrowings	65,187	5,605